Summary of Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2022
Partnership Agreement
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	6 years
Trademark
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	2 years
Marketing Asset
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
GTS Duty Calculator
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	9 years
Minimum | Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	2 years
Minimum | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	1 year
Maximum | Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	7 years
Maximum | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years